DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 14,902	$ 14,743
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	4,383	3,274
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Notional amount	10,095	11,437
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 424	$ 32